FAIR VALUE (Details) - REPUBLIC BANCORP INC. 401(K) RETIREMENT PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE
Total investments, at fair value	$ 160,564,216	$ 145,233,952
EBP, Investment Program, Single Participation Status [Extensible Enumeration]	Participant directed	Participant directed
Transfers between Level 1 and 2	$ 0
Republic Bancorp, Inc. Common Stock (Class A and B) | Self-Directed Brokerage Accounts
FAIR VALUE
Total investments, at fair value	2,956,427	$ 3,242,106
Republic Bancorp, Inc. Common Stock (Class A) | Other Than Self-Directed Brokerage Accounts
FAIR VALUE
Total investments, at fair value	12,044,596	12,093,677
Other stocks | Self-Directed Brokerage Accounts
FAIR VALUE
Total investments, at fair value	1,517,298	1,534,684
Certificates of deposit | Self-Directed Brokerage Accounts
FAIR VALUE
Total investments, at fair value	217,057	309,056
Corporate debt instruments | Self-Directed Brokerage Accounts
FAIR VALUE
Total investments, at fair value	265,780	297,398
Mutual funds | Other Than Self-Directed Brokerage Accounts
FAIR VALUE
Total investments, at fair value	138,789,413	124,618,883
Mutual funds | Self-Directed Brokerage Accounts
FAIR VALUE
Total investments, at fair value	3,344,230	3,138,148
Pooled separate accounts | Other Than Self-Directed Brokerage Accounts
FAIR VALUE
Total investments, at fair value	1,429,415
Level 1
FAIR VALUE
Total investments, at fair value	158,651,964	144,627,498
Level 1 | Republic Bancorp, Inc. Common Stock (Class A and B) | Self-Directed Brokerage Accounts
FAIR VALUE
Total investments, at fair value	2,956,427	3,242,106
Level 1 | Republic Bancorp, Inc. Common Stock (Class A) | Other Than Self-Directed Brokerage Accounts
FAIR VALUE
Total investments, at fair value	12,044,596	12,093,677
Level 1 | Other stocks | Self-Directed Brokerage Accounts
FAIR VALUE
Total investments, at fair value	1,517,298	1,534,684
Level 1 | Mutual funds | Other Than Self-Directed Brokerage Accounts
FAIR VALUE
Total investments, at fair value	138,789,413	124,618,883
Level 1 | Mutual funds | Self-Directed Brokerage Accounts
FAIR VALUE
Total investments, at fair value	3,344,230	3,138,148
Level 2
FAIR VALUE
Total investments, at fair value	1,912,252	606,454
Level 2 | Certificates of deposit | Self-Directed Brokerage Accounts
FAIR VALUE
Total investments, at fair value	217,057	309,056
Level 2 | Corporate debt instruments | Self-Directed Brokerage Accounts
FAIR VALUE
Total investments, at fair value	265,780	$ 297,398
Level 2 | Pooled separate accounts | Other Than Self-Directed Brokerage Accounts
FAIR VALUE
Total investments, at fair value	$ 1,429,415